CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2017
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [abstract]
Disclosure of critical accounting estimates and judgements

4                      4 CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Impairment of receivables

The Group makes provision for impairment of receivables based on an assessment of the recoverability of trade and other receivables with reference to the extent and duration that the amount will be recovered. Provisions are applied where events or changes in circumstances indicate that the balances may not be collectible. The identification of impairment requires the use of judgement and estimates. Where the expectation is different from the original estimate, such difference will impact the carrying amount of trade and other receivables and the impairment charge in the period in which such estimate has been changed.

4                      CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (CONTINUED)

Estimation of the fair value of certain available-for-sale financial assets

The Group makes estimates of the fair value of the available-for-sale financial assets with consideration of the assessed enterprise value, which is regarded as the best estimate of the fair value. The assessment of fair value requires the use of judgement and estimates. Where the expectation is different from the original estimate, such difference will impact the carrying amount of available-for-sale financial assets and changes in the fair value of available-for-sale financial assets recorded in other comprehensive income.